CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	€ 9,008	€ 8,898
Other financial assets	853	2,758
Trade and other receivables	6,236	6,352
Other non-financial assets	2,139	1,633
Tax assets	287	403
Total current assets	18,522	20,044
Goodwill	33,106	31,089
Intangible assets	3,835	3,965
Property, plant, and equipment	4,934	4,977
Other financial assets	5,626	6,275
Trade and other receivables	169	147
Other non-financial assets	3,580	2,628
Tax assets	323	263
Deferred tax assets	2,065	1,786
Total non-current assets	53,638	51,130
Total assets	72,159	71,174
Trade and other payables	2,146	1,580
Tax liabilities	283	304
Financial liabilities	4,808	4,528
Other non-financial liabilities	4,818	5,203
Provisions	90	89
Contract liabilities	5,309	4,431
Total current liabilities	17,453	16,136
Trade and other payables	79	122
Tax liabilities	893	827
Financial liabilities	9,547	11,042
Other non-financial liabilities	705	860
Provisions	359	355
Deferred tax liabilities	241	296
Contract liabilities	33	13
Total non-current liabilities	11,858	13,515
Total liabilities	29,311	29,651
Issued capital	1,229	1,229
Share premium	3,081	1,918
Retained earnings	36,418	37,022
Other components of equity	3,801	1,756
Treasury shares	4,341	3,072
Equity attributable to owners of parent	40,186	38,853
Non-controlling interests	2,662	2,670
Total equity	42,848	41,523
Total equity and liabilities	€ 72,159	€ 71,174